CONDENSED CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (Unaudited) - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Oct. 31, 2022	$ 6,000		$ (9,365)	$ (3,365)
Beginning balance, shares at Oct. 31, 2022	6,000,000
Common shares issued for cash	$ 1,295	24,605		25,900
Common shares issued for cash, shares	1,295,000
Net loss			(47)	(47)
Ending balance, value at Oct. 31, 2023	$ 7,295	24,605	(9,412)	22,488
Ending balance, shares at Oct. 31, 2023	7,295,000
Common shares issued for cash	$ 797	15,143		15,940
Common shares issued for cash, shares	797,000
Net loss			3,699	3,699
Ending balance, value at Jan. 31, 2024	$ 8,092	39,748	(5,713)	42,127
Ending balance, shares at Jan. 31, 2024	8,092,000
Beginning balance, value at Oct. 31, 2023	$ 7,295	24,605	(9,412)	22,488
Beginning balance, shares at Oct. 31, 2023	7,295,000
Net loss				(7,163)
Ending balance, value at Apr. 30, 2024	$ 8,092	39,748	(16,575)	31,265
Ending balance, shares at Apr. 30, 2024	8,092,000
Beginning balance, value at Oct. 31, 2023	$ 7,295	24,605	(9,412)	22,488
Beginning balance, shares at Oct. 31, 2023	7,295,000
Common shares issued for cash	$ 797	15,143		15,940
Common shares issued for cash, shares	797,000
Net loss			(34,295)	(34,295)
Ending balance, value at Oct. 31, 2024	$ 8,092	39,748	(43,707)	4,133
Ending balance, shares at Oct. 31, 2024	8,092,000
Beginning balance, value at Jan. 31, 2024	$ 8,092	39,748	(5,713)	42,127
Beginning balance, shares at Jan. 31, 2024	8,092,000
Net loss			(10,862)	(10,862)
Ending balance, value at Apr. 30, 2024	$ 8,092	39,748	(16,575)	31,265
Ending balance, shares at Apr. 30, 2024	8,092,000
Beginning balance, value at Oct. 31, 2024	$ 8,092	39,748	(43,707)	4,133
Beginning balance, shares at Oct. 31, 2024	8,092,000
Debt forgiveness		36,680		36,680
Net loss			(18,319)	(18,319)
Ending balance, value at Jan. 31, 2025	$ 8,092	76,428	(62,026)	22,494
Ending balance, shares at Jan. 31, 2025	8,092,000
Beginning balance, value at Oct. 31, 2024	$ 8,092	39,748	(43,707)	4,133
Beginning balance, shares at Oct. 31, 2024	8,092,000
Debt forgiveness				36,680
Net loss				177,282
Ending balance, value at Apr. 30, 2025	$ 8,092	76,428	133,575	218,095
Ending balance, shares at Apr. 30, 2025	8,092,000
Beginning balance, value at Jan. 31, 2025	$ 8,092	76,428	(62,026)	22,494
Beginning balance, shares at Jan. 31, 2025	8,092,000
Net loss			195,601	195,601
Ending balance, value at Apr. 30, 2025	$ 8,092	$ 76,428	$ 133,575	$ 218,095
Ending balance, shares at Apr. 30, 2025	8,092,000